Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 7

dated March 6, 2012 to the

Intelligent Life® VUL Prospectus

dated May 1, 2011 and amended July 19, 2011, August 8, 2011, October 28, 2011 and January 3, 2012, and the

Intelligent Life Survivorship VUL Prospectus

dated May 1, 2011 and amended July 19, 2011, August 8, 2011, October 28, 2011 and January 3, 2012, and the

Intelligent Variable Annuity® Prospectus

dated May 1, 2011 and amended July 19, 2011, August 8, 2011, October 5, 2011,

October 28, 2011 and January 3, 2012

This supplement amends certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

T. Rowe Price Limited-Term Bond Portfolio

On page 8 of the Intelligent Life VUL and Intelligent Life Survivorship VUL combined prospectus, as well as page 5 of the Intelligent Variable Annuity prospectus, the annual portfolio operating expenses table has changed as follows to reflect the addition of a new portfolio for allocation of Policy values:

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
T. Rowe Price Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.07%	0.77%	0.00%	0.77%

On page 26 of the Intelligent Life VUL and Intelligent Life Survivorship VUL combined prospectus, as well as page 10 of the Intelligent Variable Annuity prospectus, the Portfolio Investment Managers and Investment Objectives table has changed as follows to reflect the addition of the new portfolio:

Portfolio	Investment Manager	Investment Objective
T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks a high level of income consistent with moderate fluctuations in principal value.

For more information about these changes and about the portfolio generally, refer to the T. Rowe Price Limited-Term Bond Portfolio prospectus.

A13445 (03/12)